TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME

Note 13 - TAXES ON INCOME:

Tax rates

The Company is taxed under the laws of the State of Israel at a corporate tax rate of 23%. Capital gains of the Company are subject to the normal corporate tax rate beginning in the tax year.

Deferred Tax Assets

The Company’s deferred tax assets are as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Deferred Tax assets:
Net operating losses carryforward	11,163	8,053
Operating lease liabilities	210	309
Employee benefits	64	70
Inventory write off	277	291
Warrants liability	6	-
Research and development expenses	1,143	1,250
Issuance costs	11	120
Total deferred tax assets	12,874	10,093
Less deferred tax liabilities (related to right of use assets)	(224)	(301)
Deferred tax assets, net	12,650	9,792
Less valuation allowance for deferred tax assets	(12,650)	(9,792)
Deferred tax assets	-	-

	December 31
	2024	2023
	U.S. dollars in thousands
Valuation allowance at beginning of year	(9,792)	(6,258)
Changes in valuation allowance	(2,858)	(3,534)
Valuation allowance at end of year	(12,650)	(9,792)

Deferred taxes were calculated using 23% tax rate as this represents the applicable corporate tax rate for the Company.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

Management currently believes that since the Company has a history of losses, it is more likely than not that the deferred tax assets regarding the loss carry-forward will not be realized in the foreseeable future and as a result the Company recorded a full valuation allowance.

Reconciliation of theoretical tax expenses to actual expenses

The primary difference between the statutory tax rate of the Company and the effective rate results primarily from the changes in valuation allowance in respect of carried forward tax losses for tax purposes due to the uncertainty of the realization of such tax benefits.

Carryforward losses

Carryforward losses for tax purposes are NIS 177 million ($49 million) and NIS 127 million ($35 million) as of December 31, 2024 and 2023, respectively. Such carryforward losses have no expiration date.

Tax assessments

As prescribed by law, the statute of limitations on taxpayer self-assessments is four years after the end of the tax year in which the assessment is filed. Accordingly, self-assessments filed by the Company until and including 2018 are considered final.